Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—0.5%
U.S. Treasury Notes
0.250%, 5/31/25	$485	$478
0.875%, 11/15/30	1,815	1,731
Total U.S. Government Securities (Identified Cost $2,263)		2,209

Municipal Bonds—0.4%
California—0.1%
University of California, Series B-A, Taxable 4.428%, 5/15/48	290	320
Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	355	429
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	85	87
Texas—0.0%
State of Texas, General Obligation Taxable 3.211%, 4/1/44	110	116
Virginia—0.2%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	565	596
Total Municipal Bonds (Identified Cost $1,405)		1,548

	Par Value	Value

Foreign Government Securities—5.1%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	$225	$22
RegS 8.250%, 10/13/24(1)(2)	610	60
RegS 7.650%, 4/21/25(1)(2)	830	82
Dominican Republic
144A 6.875%, 1/29/26(3)	255	297
144A 5.950%, 1/25/27(3)	285	321
144A 4.500%, 1/30/30(3)	340	343
144A 5.875%, 1/30/60(3)	160	156
Emirate of Dubai RegS 5.250%, 1/30/43(2)	835	931
Federative Republic of Brazil
3.875%, 6/12/30	295	294
4.750%, 1/14/50	300	281
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	295	339
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(3)	1,050	1,158
144A 3.250%, 10/22/30(3)	425	454
144A 4.500%, 10/26/46(3)	640	718
Oman Government International Bond
144A 6.250%, 1/25/31(3)	310	326
144A 7.375%, 10/28/32(3)	670	751
Republic of Angola 144A 8.250%, 5/9/28(3)	565	561
Republic of Argentine 0.125%, 7/9/35(4)	1,690	538
Republic of Colombia 4.125%, 5/15/51	255	246
See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Ecuador 144A 0.500%, 7/31/35(3)(4)	$610	$281
Republic of Egypt
144A 7.600%, 3/1/29(3)	635	699
144A 8.500%, 1/31/47(3)	330	343
144A 8.875%, 5/29/50(3)	200	213
Republic of Ghana 144A 8.125%, 3/26/32(3)	545	556
Republic of Indonesia
2.850%, 2/14/30	470	481
4.200%, 10/15/50	605	658
144A 4.350%, 1/8/27(3)	550	622
Republic of Ivory Coast 144A 6.125%, 6/15/33(3)	260	280
Republic of Kenya 144A 8.000%, 5/22/32(3)	405	454
Republic of Nigeria
144A 6.500%, 11/28/27(3)	200	214
144A 7.875%, 2/16/32(3)	200	215
Republic of Pakistan 144A 8.250%, 9/30/25(3)	285	318
Republic of Panama
4.300%, 4/29/53	200	216
3.870%, 7/23/60	225	222
Republic of Philippines 3.700%, 3/1/41	390	411
Republic of South Africa
4.850%, 9/27/27	305	317
5.650%, 9/27/47	390	358
Republic of Turkey
4.875%, 10/9/26	280	279
6.125%, 10/24/28	725	754
7.625%, 4/26/29	660	742
	Par Value	Value

Foreign Government Securities—continued
5.250%, 3/13/30	$200	$193
Russian Federation
RegS 4.375%, 3/21/29(2)	800	905
RegS 5.250%, 6/23/47(2)	200	249
State of Israel 2.750%, 7/3/30	450	480
State of Qatar
144A 3.750%, 4/16/30(3)	505	570
144A 4.400%, 4/16/50(3)	270	316
Ukraine 144A 7.253%, 3/15/33(3)	815	828
United Mexican States
2.659%, 5/24/31	335	323
4.500%, 1/31/50	665	674
Series M 6.500%, 6/9/22	5,044MXN	248
Total Foreign Government Securities (Identified Cost $22,288)		21,297

Mortgage-Backed Securities—8.1%
Non-Agency—8.1%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(4)	407	412
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	1,000	1,080
2015-SFR1, A 144A 3.467%, 4/17/52(3)	161	174
2015-SFR2, C 144A 4.691%, 10/17/52(3)	340	371
Angel Oak Mortgage Trust I LLC
2018-3, A1 144A 3.649%, 9/25/48(3)(4)	173	175

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-2, A1 144A 3.628%, 3/25/49(3)(4)	$217	$222
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(3)(4)	360	362
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	238	247
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	492	508
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	7	7
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	795	834
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	485	515
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	660	697
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	444	447
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(3)(4)	270	275
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	13	13
CoreVest American Finance Trust
2018-2, A 144A 4.026%, 11/15/52(3)	271	290
2019-3, C 144A 3.265%, 10/15/52(3)	400	413
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 2.703%, 1/25/34(4)	121	122
	Par Value	Value

Non-Agency—continued
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	$524	$539
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(3)(4)	21	21
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(3)(4)	149	152
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 9/17/25(3)	315	317
2020-SFR2, B 144A 1.567%, 10/19/37(3)	710	709
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	131	133
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	83	86
2018-2, A41 144A 4.500%, 10/25/58(3)(4)	177	179
2020-H1, A1 144A 2.310%, 1/25/60(3)(4)	403	411
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	965	968
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	348	343
Homeward Opportunities Fund I Trust 2019-1, A1 144A 3.454%, 1/25/59(3)(4)	349	353
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.933%, 10/25/29(3)(4)	205	210
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	164	167

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	$471	$490
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	183	187
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	715	719
MASTR Alternative Loan Trust 2004-4, 6A1 5.500%, 4/25/34	35	36
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.318%, 6/25/52(3)(4)	185	185
MetLife Securitization Trust
2017-1A, M1 144A 3.534%, 4/25/55(3)(4)	241	256
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	483	501
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(3)(4)	210	224
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	354	379
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	64	67
2016-3A, A1 144A 3.750%, 9/25/56(3)(4)	89	95
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	40	43
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	1,141	1,265
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	403	432
2020-NPL2, A1 144A 3.228%, 8/25/60(3)(4)	141	142
	Par Value	Value

Non-Agency—continued
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	$226	$235
2018-EXP2, 1A1 144A 4.000%, 7/25/58(3)(4)	354	359
2019-EXP3, 1A8 144A 3.500%, 10/25/59(3)(4)	104	106
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(3)(4)	653	655
2020-2, A1 144A 3.671%, 8/25/25(3)(4)	737	746
2020-3, A1 144A 2.857%, 9/25/25(3)(4)	825	832
2020-6, A1 144A 2.363%, 11/25/25(3)(4)	215	216
Pretium Mortgage Credit Partners I LLC 2020-NPL3, A1 144A 3.105%, 6/27/60(3)(4)	646	652
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(3)	785	794
2018-SFR1, B 144A 3.484%, 3/17/35(3)	300	300
2018-SFR2, B 144A 3.841%, 8/17/35(3)	760	767
2019-SFR2, A 144A 3.147%, 5/17/36(3)	526	540
2019-SFR2, D 144A 3.794%, 5/17/36(3)	235	242
2019-SFR3, B 144A 2.571%, 9/17/36(3)	280	285
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	639	655
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(3)(4)	151	152

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	$200	$204
Sequoia Mortgage Trust 2013-8, B1 3.511%, 6/25/43(4)	201	207
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	433	437
Towd Point Mortgage Trust
2017-1, A2 144A 3.500%, 10/25/56(3)(4)	145	154
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	160	164
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	385	416
2017-4, A2 144A 3.000%, 6/25/57(3)(4)	395	419
2017-6, A2 144A 3.000%, 10/25/57(3)(4)	480	505
2018-6, A1B 144A 3.750%, 3/25/58(3)(4)	330	358
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	480	524
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	36	36
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	515	562
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	745	770
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	590	612
2020-SFR2, D 144A 2.281%, 11/17/39(3)	475	470
	Par Value	Value

Non-Agency—continued
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(3)(4)	$520	$479
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.569%, 5/10/45(3)(4)	250	198
VCAT LLC
2019-NPL2, A1 144A 3.573%, 11/25/49(3)(4)	211	212
2020-NPL1, A1 144A 3.671%, 8/25/50(3)(4)	262	265
2021-NPL1, A2 144A 4.826%, 12/26/50(3)(4)	120	120
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	177	178
Vericrest Opportunity Loan Trust LXXXV LLC 2020-NPL1, A1A 144A 3.228%, 1/25/50(3)(4)	674	676
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	595	596
Verus Securitization Trust 2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	267	270
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(3)	245	247

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	$160	$165
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(4)	327	334
		33,887

Total Mortgage-Backed Securities (Identified Cost $33,355)		33,887

Asset-Backed Securities—5.1%
Automobiles—2.2%
ACC Trust
2019-1, A 144A 3.750%, 5/20/22(3)	39	39
2019-1, B 144A 4.470%, 10/20/22(3)	280	284
American Credit Acceptance Receivables Trust
2018-3, C 144A 3.750%, 10/15/24(3)	75	75
2019-2, C 144A 3.170%, 6/12/25(3)	340	345
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(3)	375	386
Avis Budget Rental Car Funding AESOP LLC 2018-1A, A 144A 3.700%, 9/20/24(3)	750	801
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(3)	380	385
	Par Value	Value

Automobiles—continued
Carvana Auto Receivables Trust 2019-3A, D 144A 3.040%, 4/15/25(3)	$345	$358
CPS Auto Receivables Trust 2020-B, C 144A 3.300%, 4/15/26(3)	660	687
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	350	358
DT Auto Owner Trust 2019-2A, B 144A 2.990%, 4/17/23(3)	286	288
Exeter Automobile Receivables Trust
2019-1A, D 144A 4.130%, 12/16/24(3)	330	343
2019-2A, C 144A 3.300%, 3/15/24(3)	345	351
2019-4A, C 144A 2.440%, 9/16/24(3)	415	423
GLS Auto Receivables Issuer Trust 2020-3A, E 144A 4.310%, 7/15/27(3)	695	742
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(3)	139	140
2018-3A, C 144A 4.180%, 7/15/24(3)	515	535
Hertz Vehicle Financing II LP 2019-1A, A 144A 3.710%, 3/25/23(3)	57	57
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(3)	305	311
Prestige Auto Receivables Trust
2017-1A, C 144A 2.810%, 1/17/23(3)	277	279

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2019-1A, D 144A 3.010%, 8/15/25(3)	$345	$357
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	345	354
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(3)	340	344
2019-1, E 144A 4.290%, 8/12/24(3)	305	312
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(3)	665	672
		9,226

Consumer Loans—0.1%
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(3)	475	484
Credit Card—0.1%
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(3)	325	327
Equipment—0.3%
BCC Funding XVII LLC 2020-1, D 144A 4.890%, 9/22/25(3)	590	593
Dext ABS LLC 2020-1, D 144A 7.210%, 2/15/28(3)	475	476
NMEF Funding LLC 2019-A, A 144A 2.730%, 8/17/26(3)	213	214
		1,283

	Par Value	Value

Other—2.3%
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(3)	$167	$169
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	146	150
2020-AA, D 144A 7.150%, 7/17/46(3)	480	501
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	582	593
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(3)	277	282
2020-1A, A 144A 2.981%, 11/15/35(3)	382	389
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(3)	529	534
Conn’s Receivables Funding LLC 2020-A, B 144A 4.270%, 6/16/25(3)	475	481
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	97	99
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(3)	350	362
FREED ABS Trust
2019-1, B 144A 3.870%, 6/18/26(3)	178	180
2019-2, B 144A 3.190%, 11/18/26(3)	315	321

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(3)	$600	$624
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	660	703
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(3)	345	353
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	595	606
Oasis LLC 2020-2A, A 144A 4.262%, 5/15/32(3)	360	363
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(3)	360	360
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(3)	262	265
2019-1A, C 144A 4.740%, 6/20/25(3)	755	796
2020-1A, B 144A 1.980%, 6/20/25(3)	710	719
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	315	315
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	234	244
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(3)	71	71
Upgrade Master Pass-Through-Trust 2019-ST1, A 144A 4.000%, 7/15/25(3)	163	165
	Par Value	Value

Other—continued
VSE VOI Mortgage LLC 2016-A, A 144A 2.540%, 7/20/33(3)	$90	$91
		9,736

Student Loan—0.1%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(3)	256	262
Total Asset-Backed Securities (Identified Cost $20,824)		21,318

Corporate Bonds and Notes—27.6%
Communication Services—2.9%
Altice France Holding S.A. 144A 6.000%, 2/15/28(3)	200	196
Altice France S.A.
144A 7.375%, 5/1/26(3)	315	328
144A 5.125%, 1/15/29(3)	300	302
Baidu, Inc. 3.425%, 4/7/30	275	294
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	600	639
Cars.com, Inc. 144A 6.375%, 11/1/28(3)	365	382
CCO Holdings LLC
144A 4.750%, 3/1/30(3)	520	543
144A 4.500%, 8/15/30(3)	140	145
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	470	489
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(3)	10	10

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	$66	$69
144A 5.125%, 8/15/27(3)	105	107
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(3)	265	284
CSC Holdings LLC
144A 5.750%, 1/15/30(3)	410	437
144A 4.125%, 12/1/30(3)	300	301
144A 4.625%, 12/1/30(3)	200	199
Diamond Sports Group LLC
144A 5.375%, 8/15/26(3)	290	205
144A 6.625%, 8/15/27(3)	525	270
DISH DBS Corp.
5.875%, 7/15/22	275	287
7.750%, 7/1/26	165	182
Endurance Acquisition Merger Sub 144A 6.000%, 2/15/29(3)	130	126
Frontier Communications Corp. 144A 6.750%, 5/1/29(3)	415	435
iHeartCommunications, Inc. 8.375%, 5/1/27	238	252
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(3)	185	188
144A 3.625%, 1/15/29(3)	310	305
	Par Value	Value

Communication Services—continued
144A 3.750%, 7/15/29(3)	$40	$40
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(3)	235	241
144A 4.750%, 10/15/27(3)	235	237
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(3)	440	427
Meredith Corp. 6.875%, 2/1/26	370	377
Nexstar Broadcasting, Inc. 144A 4.750%, 11/1/28(3)	360	368
Northwest Fiber LLC
144A 6.000%, 2/15/28(3)	45	45
144A 10.750%, 6/1/28(3)	220	253
Radiate Holdco LLC
144A 4.500%, 9/15/26(3)	80	81
144A 6.500%, 9/15/28(3)	280	294
Sprint Corp. 7.875%, 9/15/23	350	404
Sprint Spectrum Co. LLC
144A 3.360%, 9/20/21(3)	37	38
144A 5.152%, 3/20/28(3)	385	447
Telesat Canada 144A 6.500%, 10/15/27(3)	705	728
TripAdvisor, Inc. 144A 7.000%, 7/15/25(3)	305	328

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Twitter, Inc. 144A 3.875%, 12/15/27(3)	$525	$560
Univision Communications, Inc. 144A 6.625%, 6/1/27(3)	125	130
Virgin Media Finance plc 144A 5.000%, 7/15/30(3)	300	305
		12,278

Consumer Discretionary—3.4%
99 Escrow Issuer, Inc. 144A 7.500%, 1/15/26(3)	35	34
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(3)	485	483
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	375	392
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(3)	565	571
Aramark Services, Inc. 144A 6.375%, 5/1/25(3)	440	465
Aston Martin Capital Holdings Ltd. 144A 10.500%, 11/30/25(3)	310	338
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(3)	65	66
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(3)(5)	375	382
Block Financial LLC 3.875%, 8/15/30	670	705
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(3)	135	143
	Par Value	Value

Consumer Discretionary—continued
144A 8.125%, 7/1/27(3)	$135	$147
Caesars Resort Collection LLC 144A 5.750%, 7/1/25(3)	15	16
Carnival Corp.
144A 11.500%, 4/1/23(3)	145	165
144A 7.625%, 3/1/26(3)	55	58
Carvana Co.
144A 5.625%, 10/1/25(3)	190	198
144A 5.875%, 10/1/28(3)	190	200
Clarios Global LP 144A 8.500%, 5/15/27(3)	260	280
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(3)	335	384
Dana, Inc. 5.375%, 11/15/27	342	357
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	480	490
FirstCash, Inc. 144A 4.625%, 9/1/28(3)	300	312
Ford Motor Co. 9.000%, 4/22/25	449	543
Ford Motor Credit Co. LLC 4.125%, 8/17/27	285	300
Full House Resorts, Inc. 144A 8.250%, 2/15/28(3)	30	32
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	400	379

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
General Motors Co. 6.800%, 10/1/27	$405	$514
Golden Nugget, Inc. 144A 8.750%, 10/1/25(3)	320	340
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(3)	355	361
Life Time, Inc. 144A 5.750%, 1/15/26(3)	25	25
M/I Homes, Inc. 4.950%, 2/1/28	475	498
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	375	378
MGM Growth Properties Operating Partnership LP
5.750%, 2/1/27	190	215
144A 4.625%, 6/15/25(3)	65	69
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(3)	120	119
NCL Corp., Ltd. 144A 5.875%, 3/15/26(3)	135	136
Nissan Motor Co. Ltd. 144A 4.810%, 9/17/30(3)	600	670
PetSmart, Inc. 144A 4.750%, 2/15/28(3)	350	362
PulteGroup, Inc. 7.875%, 6/15/32	235	338
Rent-A-Center, Inc. 144A 6.375%, 2/15/29(3)	190	198
Royal Caribbean Cruises Ltd. 144A 9.125%, 6/15/23(3)	290	318
Scientific Games International, Inc.
144A 8.250%, 3/15/26(3)	290	307
144A 7.000%, 5/15/28(3)	115	122
	Par Value	Value

Consumer Discretionary—continued
Station Casinos LLC 144A 4.500%, 2/15/28(3)	$390	$388
Under Armour, Inc. 3.250%, 6/15/26	360	367
Vista Outdoor, Inc. 144A 4.500%, 3/15/29(3)	420	416
Weekley Homes LLC 144A 4.875%, 9/15/28(3)	330	345
Wynn Macau Ltd. 144A 5.625%, 8/26/28(3)	350	364
		14,290

Consumer Staples—0.8%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(3)	585	606
BAT Capital Corp. 4.906%, 4/2/30	500	581
Chobani LLC 144A 7.500%, 4/15/25(3)	665	688
Kraft Heinz Foods Co. 3.875%, 5/15/27	400	437
Kronos Acquisition Holdings, Inc.
144A 5.000%, 12/31/26(3)	5	5
144A 7.000%, 12/31/27(3)	65	64
Post Holdings, Inc. 144A 4.500%, 9/15/31(3)	365	364
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(3)	360	373
Vector Group Ltd. 144A 5.750%, 2/1/29(3)	170	176
		3,294

Energy—4.9%
Aker BP ASA 144A 2.875%, 1/15/26(3)	470	487

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	$485	$459
Antero Midstream Partners LP 144A 5.750%, 1/15/28(3)	460	464
Antero Resources Corp.
144A 8.375%, 7/15/26(3)	190	208
144A 7.625%, 2/1/29(3)	130	139
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(3)	245	255
Blue Racer Midstream LLC
144A 7.625%, 12/15/25(3)	15	16
144A 6.625%, 7/15/26(3)	335	338
BP Capital Markets plc 4.875% (6)	465	499
California Resources Corp. 144A 7.125%, 2/1/26(3)	65	65
Callon Petroleum Co. 6.125%, 10/1/24	124	108
Cheniere Energy Partners LP 5.625%, 10/1/26	300	312
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(3)	225	234
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(3)	360	375
144A 5.875%, 2/1/29(3)	70	75
Cimarex Energy Co. 4.375%, 3/15/29	555	623
Citgo Holding, Inc. 144A 9.250%, 8/1/24(3)	190	187
	Par Value	Value

Energy—continued
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(3)	$225	$232
Continental Resources, Inc. 4.375%, 1/15/28	235	247
CrownRock LP 144A 5.625%, 10/15/25(3)	405	409
CSI Compressco LP 144A 7.500%, 4/1/25(3)	415	416
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	120	127
144A 6.500%, 7/1/27(3)	140	150
144A 4.500%, 1/15/29(3)	95	92
144A 4.750%, 1/15/31(3)	95	92
Geopark Ltd. 144A 6.500%, 9/21/24(3)	320	334
Hilcorp Energy I LP
144A 5.750%, 2/1/29(3)	270	275
144A 6.000%, 2/1/31(3)	270	274
HollyFrontier Corp. 5.875%, 4/1/26	520	586
Indigo Natural Resources LLC 144A 5.375%, 2/1/29(3)	360	358
KazMunayGas National Co., JSC
144A 4.750%, 4/19/27(3)	425	486
144A 6.375%, 10/24/48(3)	355	457
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	440	618
Kinder Morgan, Inc. 7.750%, 1/15/32	25	36

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Kosmos Energy Ltd. 144A 7.500%, 3/1/28(3)	$480	$476
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	225	240
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(3)	355	366
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(3)	105	1
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(3)	340	352
NuStar Logistics LP 6.375%, 10/1/30	130	144
Occidental Petroleum Corp.
2.700%, 8/15/22	115	114
5.875%, 9/1/25	240	260
5.500%, 12/1/25	10	11
3.500%, 8/15/29	220	210
6.625%, 9/1/30	240	273
6.125%, 1/1/31	230	257
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(6)	26	—(7)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	345	366
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	465	460
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	660	834
Petrobras Global Finance B.V. 5.600%, 1/3/31	735	793
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	665	27
Petroleos Mexicanos
6.875%, 8/4/26	260	279
6.500%, 3/13/27	430	446
	Par Value	Value

Energy—continued
5.950%, 1/28/31	$980	$946
7.690%, 1/23/50	265	253
6.350%, 2/12/48	280	238
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	375	412
Plains All American Pipeline LP 3.800%, 9/15/30	565	587
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	335	376
Sunoco LP 144A 4.500%, 5/15/29(3)	555	555
Targa Resources Partners LP
5.875%, 4/15/26	295	307
144A 4.875%, 2/1/31(3)	120	123
144A 4.000%, 1/15/32(3)	15	15
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	80	72
Transocean, Inc. 144A 11.500%, 1/30/27(3)	40	33
USA Compression Partners LP 6.875%, 4/1/26	225	232
WPX Energy, Inc. 4.500%, 1/15/30	580	616
		20,707

Financials—4.7%
Acrisure LLC
144A 7.000%, 11/15/25(3)	670	687
144A 4.250%, 2/15/29(3)	130	128
AerCap Ireland Capital DAC 3.650%, 7/21/27	305	324
Allstate Corp. (The) Series B 5.750%, 8/15/53	554	594

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	$580	$606
Athene Global Funding 144A 2.450%, 8/20/27(3)	720	747
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	395	448
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	250	285
Bancolombia S.A. 4.625%, 12/18/29	200	207
Bank of Montreal 3.803%, 12/15/32	426	478
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	530	572
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	485	511
Brighthouse Financial, Inc.
3.700%, 6/22/27	91	99
5.625%, 5/15/30	440	534
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	395	432
Charles Schwab Corp. (The) Series H 4.000% (6)	605	607
Citadel LP 144A 4.875%, 1/15/27(3)	525	572
Citigroup, Inc. Series W 4.000% (6)	480	485
Discover Bank 4.682%, 8/9/28	475	508
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	720	737
	Par Value	Value

Financials—continued
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	$535	$598
ICAHN Enterprises LP
6.250%, 5/15/26	465	489
144A 4.375%, 2/1/29(3)	45	45
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	630	661
Itau Unibanco Holding SA (U.S. Treasury Yield Curve CMT 5 year + 3.446%) 144A 3.875%, 4/15/31(3)	645	642
JPMorgan Chase & Co. 2.956%, 5/13/31	1,130	1,181
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	320	309
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.264%, 4/20/67(4)	515	425
MetLife, Inc. Series G 3.850% (6)	435	445
Navient Corp. 6.750%, 6/25/25	510	549
NMI Holdings, Inc. 144A 7.375%, 6/1/25(3)	195	220
OneMain Finance Corp. 7.125%, 3/15/26	290	335
Prospect Capital Corp. 3.706%, 1/22/26	585	583
Prudential Financial, Inc.
5.875%, 9/15/42	440	465
5.625%, 6/15/43	400	430
Santander Holdings USA, Inc. 4.400%, 7/13/27	435	489
SVB Financial Group 4.100% (6)	635	641

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Synovus Financial Corp. 5.900%, 2/7/29	$249	$269
Voya Financial, Inc. 5.650%, 5/15/53	445	475
Wells Fargo & Co. 3.900% (6)	905	901
		19,713

Health Care—1.6%
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	77	79
Akumin, Inc. 144A 7.000%, 11/1/25(3)	375	392
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(3)	90	100
144A 8.500%, 1/31/27(3)	270	299
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(3)	390	422
Centene Corp. 4.625%, 12/15/29	270	291
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(3)	400	408
Community Health Systems, Inc.
144A 6.625%, 2/15/25(3)	305	321
144A 6.875%, 4/15/29(3)	30	31
144A 4.750%, 2/15/31(3)	265	260
DaVita, Inc. 144A 4.625%, 6/1/30(3)	165	168
Endo Dac
144A 9.500%, 7/31/27(3)	94	106
	Par Value	Value

Health Care—continued
144A 6.000%, 6/30/28(3)	$119	$104
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(3)	475	514
Jaguar Holding Co. II 144A 5.000%, 6/15/28(3)	220	233
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(3)	5	5
144A 4.375%, 2/15/27(3)	250	248
LifePoint Health, Inc. 144A 5.375%, 1/15/29(3)	130	131
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(3)	147	157
144A 7.250%, 2/1/28(3)	54	59
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	172	185
Select Medical Corp. 144A 6.250%, 8/15/26(3)	305	326
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	400	408
144A 10.000%, 4/15/27(3)	135	150
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	280	252
Tenet Healthcare Corp.
144A 5.125%, 11/1/27(3)	201	211
144A 7.500%, 4/1/25(3)	50	54

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
Teva Pharmaceutical Finance Netherlands III B.V.
7.125%, 1/31/25	$470	$509
3.150%, 10/1/26	215	202
		6,625

Industrials—2.4%
Alaska Airlines Pass-Through-Trust 144A 4.800%, 8/15/27(3)	557	615
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(3)	610	646
American Airlines, Inc. 144A 11.750%, 7/15/25(3)	625	745
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	610	642
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	605	631
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	335	356
Boeing Co. (The)
5.150%, 5/1/30	365	425
3.750%, 2/1/50	205	200
5.930%, 5/1/60	147	193
Bombardier, Inc. 144A 8.750%, 12/1/21(3)	345	358
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(3)	380	373
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	593	598
	Par Value	Value

Industrials—continued
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(3)	$370	$384
Delta Air Lines, Inc. 3.750%, 10/28/29	380	379
Fortress Transportation & Infrastructure Investors LLC
144A 6.500%, 10/1/25(3)	35	37
144A 9.750%, 8/1/27(3)	65	74
GFL Environmental, Inc.
144A 8.500%, 5/1/27(3)	72	79
144A 4.000%, 8/1/28(3)	240	234
Hawaiian Brand Intellectual Property Ltd. 144A 5.750%, 1/20/26(3)	35	37
Howmet Aerospace, Inc. 6.875%, 5/1/25	240	279
LBM Acquisition LLC 144A 6.250%, 1/15/29(3)	240	243
Park River Holdings, Inc. 144A 5.625%, 2/1/29(3)	135	132
Spirit AeroSystems, Inc.
3.950%, 6/15/23	270	265
144A 5.500%, 1/15/25(3)	355	369
Stanley Black & Decker, Inc. 4.000%, 3/15/60	553	583

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(3)	$250	$258
TransDigm, Inc. 5.500%, 11/15/27	535	550
Uber Technologies, Inc. 144A 7.500%, 5/15/25(3)	535	575
		10,260

Information Technology—2.0%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	255	272
Broadcom, Inc.
4.150%, 11/15/30	580	641
144A 2.450%, 2/15/31(3)	255	248
Citrix Systems, Inc. 3.300%, 3/1/30	720	760
Dell International LLC 144A 8.100%, 7/15/36(3)	340	505
HP, Inc. 3.400%, 6/17/30	725	782
J2 Global, Inc. 144A 4.625%, 10/15/30(3)	345	358
Microchip Technology, Inc. 144A 4.250%, 9/1/25(3)	470	493
Motorola Solutions, Inc.
4.600%, 2/23/28	412	482
4.600%, 5/23/29	10	12
Plantronics, Inc. 144A 4.750%, 3/1/29(3)	130	130
Rocket Software, Inc. 144A 6.500%, 2/15/29(3)	140	139
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	575	599
Seagate HDD Cayman 144A 3.375%, 7/15/31(3)	300	292
	Par Value	Value

Information Technology—continued
SK Hynix, Inc. 144A 2.375%, 1/19/31(3)	$725	$708
TTM Technologies, Inc. 144A 4.000%, 3/1/29(3)	105	106
Veritas US, Inc. 144A 7.500%, 9/1/25(3)	460	477
Viasat, Inc. 144A 5.625%, 9/15/25(3)	515	525
VMware, Inc.
3.900%, 8/21/27	175	193
4.700%, 5/15/30	235	275
Xerox Holdings Corp. 144A 5.500%, 8/15/28(3)	400	427
		8,424

Materials—1.9%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(3)(5)	460	486
Avient Corp. 144A 5.750%, 5/15/25(3)	550	583
Chemours Co. (The) 144A 5.750%, 11/15/28(3)	335	343
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	170	182
Commercial Metals Co. 3.875%, 2/15/31	345	345
Freeport-McMoRan, Inc. 5.450%, 3/15/43	370	460
Hecla Mining Co. 7.250%, 2/15/28	360	390
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	300	305
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	595	647
Kaiser Aluminum Corp. 144A 6.500%, 5/1/25(3)	40	43

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Materials—continued
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(3)	$445	$444
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(3)	235	232
Nutrition & Biosciences, Inc. 144A 2.300%, 11/1/30(3)	480	482
Olin Corp. 5.625%, 8/1/29	410	442
Resolute Forest Products, Inc. 144A 4.875%, 3/1/26(3)	240	239
Syngenta Finance N.V. 144A 4.441%, 4/24/23(3)	230	241
Taseko Mines Ltd. 144A 7.000%, 2/15/26(3)	190	194
Teck Resources Ltd. 6.125%, 10/1/35	425	544
TPC Group, Inc. 144A 10.500%, 8/1/24(3)	240	219
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(3)	260	276
144A 6.625%, 11/1/25(3)	375	381
United States Steel Corp.
6.875%, 3/1/29	240	235
144A 12.000%, 6/1/25(3)	345	414
		8,127

Real Estate—1.7%
American Assets Trust LP 3.375%, 2/1/31	710	724
EPR Properties 4.750%, 12/15/26	570	592
	Par Value	Value

Real Estate—continued
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(3)	$475	$482
GLP Capital LP
5.250%, 6/1/25	225	254
5.750%, 6/1/28	277	325
5.300%, 1/15/29	160	183
Iron Mountain, Inc. 144A 4.875%, 9/15/29(3)	615	627
iStar, Inc. 4.250%, 8/1/25	440	442
MPT Operating Partnership LP
5.000%, 10/15/27	320	340
4.625%, 8/1/29	130	140
3.500%, 3/15/31	360	366
Office Properties Income Trust 4.500%, 2/1/25	490	523
Retail Properties of America, Inc. 4.750%, 9/15/30	610	659
Service Properties Trust
7.500%, 9/15/25	105	119
4.950%, 2/15/27	320	317
4.375%, 2/15/30	215	200
Spirit Realty LP 3.200%, 2/15/31	625	648
		6,941

Utilities—1.3%
American Electric Power Co., Inc. 2.300%, 3/1/30	586	588
CMS Energy Corp. 4.750%, 6/1/50	570	624
DPL, Inc. 4.350%, 4/15/29	430	478
Edison International 4.125%, 3/15/28	595	649
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	475	498

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Utilities—continued
Ferrellgas Partners LP 8.625%, 6/15/20(1)	$50	$26
National Fuel Gas Co. 2.950%, 3/1/31	285	283
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	855	928
PG&E Corp. 5.250%, 7/1/30	260	278
Talen Energy Supply LLC
144A 7.250%, 5/15/27(3)	70	73
144A 6.625%, 1/15/28(3)	405	418
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	385	425
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/20(3)(8)	125	—
Vistra Operations Co. LLC 144A 5.000%, 7/31/27(3)	240	251
		5,519

Total Corporate Bonds and Notes (Identified Cost $111,643)		116,178

Leveraged Loans(4)—8.1%
Aerospace—0.3%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.500%, 1/18/27	402	401
	Par Value	Value

Aerospace—continued
Amentum Government Services Holdings LLC Tranche 2, First Lien (3 month LIBOR + 4.750%) 5.500%, 1/29/27	$285	$287
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	400	427
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.365%, 5/30/25	180	178
Tranche F (1 month LIBOR + 2.250%) 2.365%, 12/9/25	110	109
		1,402

Chemicals—0.2%
Aruba Investments Holdings LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 11/24/27	265	267
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/29/27	90	90
Innophos Holdings, Inc. (1 month LIBOR + 3.500%) 3.615%, 2/5/27	323	324
		681

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—0.5%
American Greetings Corp. (1 month LIBOR + 4.500%) 5.500%, 4/6/24	$199	$200
Diamond (BC) B.V.
(1 month LIBOR + 3.000%) 3.115%, 9/6/24	634	630
(1 month LIBOR + 5.000%) 6.000%, 9/6/24	130	129
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.115%, 6/30/24	482	479
Rodan & Fields LLC (1 month LIBOR + 4.000%) 4.112%, 6/16/25	302	262
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 8/12/24	404	400
		2,100

Energy—0.3%
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24	278	278
Fieldwood Energy LLC First Lien (3 month PRIME + 4.250%) 7.500%, 4/11/22(9)	685	196
	Par Value	Value

Energy—continued
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27	$313	$316
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24	410	408
		1,198

Financial—0.4%
Asurion LLC
Tranche B-3, Second Lien (3 month LIBOR + 5.250%) 0.000%, 1/31/28(10)	215	221
Tranche B-9 (3 month LIBOR + 3.250%) 0.000%, 7/31/27(10)	205	204
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27	190	190
Citadel Securities LP 2021 (3 month LIBOR + 2.500%) 2.615%, 2/2/28	350	348
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27	368	371

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Financial—continued
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.864%, 6/28/23	$201	$200
		1,534

Food / Tobacco—0.3%
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.250%, 11/24/27	30	30
Chobani LLC (1 month LIBOR + 3.500%) 4.500%, 10/20/27	195	195
Dole Food Co., Inc. Tranche B (1 month LIBOR + 2.750%) 3.750%, 4/6/24	238	238
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.802%, 5/23/25	265	264
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23	124	124
Shearer’s Foods LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 9/23/27	386	388
		1,239

Forest Prod / Containers—0.3%
BWay Holding Co. (3 month LIBOR + 3.250%) 3.443%, 4/3/24	400	393
Klockner Pentaplast of America, Inc. (3 month LIBOR + 4.750%) 0.000%, 2/4/26(10)	460	460
	Par Value	Value

Forest Prod / Containers—continued
Schweitzer-Mauduit International, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 1/27/28(10)	$290	$289
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25	230	220
		1,362

Gaming / Leisure—0.6%
Carnival Corp. (1 month LIBOR + 7.500%) 8.500%, 6/30/25	94	98
CCM Merger, Inc. Tranche B (1 month LIBOR + 3.750%) 4.500%, 11/4/25	195	196
Enterprise Development Authority (The) (3 month LIBOR + 4.250%) 0.000%, 2/19/28(10)	80	80
Everi Payments, Inc.
(1 month LIBOR + 10.500%) 11.500%, 5/9/24	35	36
Tranche B (1 month LIBOR + 2.750%) 3.500%, 5/9/24	200	199
Gateway Casinos & Entertainment Ltd. PIK (3 month LIBOR + 3.500%) 7.500%, 3/13/25(11)	382	374

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/6/23	$25	$29
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	521	500
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.615%, 2/12/27	525	509
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.865%, 8/14/24	176	173
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 3.000%) 3.750%, 4/29/26	362	362
		2,556

Healthcare—1.5%
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 3.611%, 10/31/25	157	156
AHP Health Partners, Inc. (3 month LIBOR + 3.750%) 4.750%, 6/30/25	184	185
ASP Navigate Acquisition Corp. (1 month LIBOR + 4.500%) 5.500%, 10/6/27	175	176
athenahealth, Inc. Tranche B-1 (3 month LIBOR + 4.250%) 4.453%, 2/11/26	130	131
	Par Value	Value

Healthcare—continued
Azalea TopCo, Inc. (1 month LIBOR + 4.000%) 4.750%, 7/24/26	$380	$381
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.000%, 6/7/23	358	358
CPI Holdco LLC Tranche B-1, First Lien (1 month LIBOR + 4.000%) 4.115%, 11/4/26	25	25
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.865%, 10/10/25	156	134
eResearch Technology, Inc. First Lien (3 month LIBOR + 4.500%) 0.000%, 2/4/27(10)	55	55
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.865%, 11/17/25	370	371
Milano Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27	335	334
Navicure, Inc.
(1 month LIBOR + 4.000%) 4.115%, 10/22/26	159	159
Tranche B (1 month LIBOR + 4.000%) 4.750%, 10/22/26	105	105
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.250%, 11/27/22	686	670

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 3.363%, 6/30/25	$154	$155
Packaging Coordinators Midco, Inc. Tranche B, First Lien (6 month LIBOR + 3.750%) 4.500%, 11/30/27	240	241
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.865%, 2/14/25	538	532
Phoenix Guarantor, Inc.
0.000%, 3/5/26(10)	395	395
Tranche B (1 month LIBOR + 3.750%) 4.250%, 3/5/26	175	175
Tranche B-1 (1 month LIBOR + 3.250%) 3.361%, 3/5/26	308	306
Pluto Acquisition I, Inc. 2020, First Lien (1 month LIBOR + 5.000%) 5.500%, 6/22/26	245	247
Sterigenics-Nordion Holdings LLC (2 month LIBOR + 2.750%) 3.250%, 12/13/26	170	170
Verscend Holding Corp. Tranche B (3 month LIBOR + 4.250%) 0.000%, 8/27/25(10)	95	95
	Par Value	Value

Healthcare—continued
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.865%, 7/2/25	$645	$629
		6,185

Information Technology—1.2%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 8.000%, 9/19/25	124	125
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.361%, 10/9/26	243	241
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.750%) 4.500%, 2/12/25	338	340
Boxer Parent Co., Inc. 2021 (3 month LIBOR + 3.750%) 3.898%, 10/2/25	313	313
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27	334	336
Greeneden US Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750%, 12/1/27	270	271

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 4.250%, 7/1/24	$434	$435
Infinite Bidco LLC
(3 month LIBOR + 3.750%) 0.000%, 2/24/28(10)	190	190
(3 month LIBOR + 7.000%) 0.000%, 2/24/29(10)(12)	135	135
Masergy Holdings, Inc. 2017, First Lien (3 month LIBOR + 3.250%) 4.250%, 12/15/23	359	359
Peraton Corp.
(3 month LIBOR + 3.750%) 0.000%, 2/1/28(10)	67	67
(3 month LIBOR + 3.750%) 0.000%, 2/1/28(10)(12)	185	186
First Lien (3 month LIBOR + 3.750%) 0.000%, 2/1/28(10)	143	144
RealPage, Inc. (3 month LIBOR + 3.750%) 0.000%, 2/18/28(10)	285	285
Sophia LP (3 month LIBOR + 3.750%) 4.500%, 10/7/27	480	481
Storable, Inc. (3 month LIBOR + 3.750%) 0.000%, 2/26/28(10)	80	80
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26	554	557
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27	15	15
	Par Value	Value

Information Technology—continued
Vertiv Group Corp. (1 month LIBOR + 3.000%) 3.120%, 3/2/27	$283	$283
Virtusa Corp. (3 month LIBOR + 4.250%) 0.000%, 2/11/28(10)	50	50
		4,893

Manufacturing—0.6%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27	295	296
Backyard Acquireco, Inc. (3 month LIBOR + 4.000%) 4.750%, 11/2/27	525	526
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 8/17/22	282	279
Filtration Group Corp. (1 month LIBOR + 3.000%) 3.115%, 3/31/25	462	459
Resideo Funding, Inc. Tranche B (3 month LIBOR + 2.250%) 2.750%, 2/11/28	235	234
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	318	316
U.S. Farathane LLC Tranche B-4 (3 month LIBOR + 3.500%) 4.500%, 12/23/21	503	492
		2,602

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—0.0%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.370%, 8/24/26	$118	$89
Media / Telecom - Cable/Wireless Video—0.1%
Intelsat Jackson Holdings S.A. Tranche B-5 8.625%, 1/2/24(9)	260	265
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26	68	68
		333

Media / Telecom - Diversified Media—0.1%
Newco Financing Partnership Tranche AV1 (1 month LIBOR + 3.500%) 3.612%, 1/31/29	235	236
UPC Financing Partnership Tranche AV (1 month LIBOR + 3.500%) 3.612%, 1/31/29	235	235
		471

Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.365%, 3/15/27	173	172
	Par Value	Value

Media / Telecom - Telecommunications—continued
Consolidated Communications, Inc. (1 month LIBOR + 4.750%) 5.750%, 10/2/27	$215	$216
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24	265	243
		631

Retail—0.3%
CNT Holdings I Corp. First Lien (6 month LIBOR + 3.750%) 4.500%, 11/8/27	285	286
Gloves Buyer, Inc. First Lien (1 month LIBOR + 4.000%) 4.750%, 1/20/28	265	265
Michaels Stores, Inc. 2020, Tranche B (1 month LIBOR + 3.500%) 4.250%, 10/1/27	146	146
Petco Animal Supplies, Inc.
(3 month LIBOR + 3.250%) 4.250%, 1/26/23	262	261
Tranche B (3 month LIBOR + 3.250%) 0.000%, 2/25/28(10)	255	255

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Retail—continued
PetSmart, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 1/29/28	$30	$30
		1,243

Service—1.0%
Cardtronics USA, Inc. (1 month LIBOR + 4.000%) 5.000%, 6/29/27	259	259
Carlisle Food Service Products, Inc. First Lien (3 month LIBOR + 3.000%) 4.000%, 3/20/25	396	379
CSC SW Holdco, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 4.250%, 11/14/22	348	348
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.365%, 2/6/26	337	337
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/16/27	210	209
Ensemble RCM LLC (3 month LIBOR + 3.750%) 3.962%, 8/3/26	85	85
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26	500	499
Hoya Midco LLC First Lien (3 month LIBOR + 3.500%) 4.500%, 6/30/24	367	355
	Par Value	Value

Service—continued
Ion Analytics, Inc. Tranche B (3 month LIBOR + 4.000%) 4.500%, 2/16/28	$85	$85
NAB Holdings LLC 2018 (3 month LIBOR + 3.000%) 4.000%, 7/1/24	364	365
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 3.615%, 1/3/25	448	448
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 3.865%, 9/3/26	306	306
TKC Holdings, Inc. First Lien (2 month LIBOR + 3.750%) 4.750%, 2/1/23	217	213
Weld North Education LLC 2020 (1 month LIBOR + 4.000%) 4.750%, 12/15/27	385	385
		4,273

Transportation - Automotive—0.2%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	450	427
PAI Holdco, Inc. Tranche B (3 month LIBOR + 4.000%) 5.000%, 10/28/27	75	76

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—continued
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 3.615%, 4/30/26	$257	$257
Truck Hero, Inc. (1 month LIBOR + 3.750%) 4.500%, 1/29/28	150	150
		910

Utility—0.1%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25	465	463
PG&E Corp. Tranche B (1 month LIBOR + 3.000%) 3.500%, 6/23/25	94	95
		558

Total Leveraged Loans (Identified Cost $34,401)		34,260

	Shares
Preferred Stocks—1.0%
Financials—0.9%
Capital Farm Credit ACA Series 1, 5.000%	310(13)	315
Discover Financial Services Series D, 6.125%	233(13)	255
Fifth Third Bancorp Series L, 4.500%	584(13)	619
JPMorgan Chase & Co. Series HH, 4.600%	285(13)	291
KeyCorp Series D, 5.000%	645(13)	687
MetLife, Inc. Series D, 5.875%	329(13)	374
Truist Financial Corp. Series Q, 5.100%	565(13)	617
	Shares	Value
Financials—continued
Zions Bancorp NA, 6.950%	17,485	$482
		3,640

Industrials—0.1%
General Electric Co. Series D, 3.518%	622(13)	593
Total Preferred Stocks (Identified Cost $4,075)		4,233

Common Stocks—80.9%
Communication Services—2.3%
Cellnex Telecom SA	176,111	9,582
Clear Channel Outdoor Holdings, Inc.(14)	2,887	5
		9,587

Consumer Discretionary—0.0%
MYT Holding LLC Class B(14)	22,362	128
Energy—9.0%
Cheniere Energy, Inc.(14)	85,840	5,785
Enbridge, Inc.	414,323	14,008
Frontera Energy Corp.	1,636	8
Kinder Morgan, Inc.	493,684	7,257
Pembina Pipeline Corp.	144,545	3,676
TC Energy Corp.	164,655	6,904
		37,638

Financials—0.0%
Neiman Marcus Group, Inc.(14)	368	23
Industrials—23.7%
Aena SME SA(14)	75,168	12,749
Atlantia SpA(14)	305,270	5,715
Auckland International Airport Ltd.(14)	1,104,806	6,027
Canadian Pacific Railway Ltd.	22,150	7,887
Ferrovial SA	151,409	3,757
Flughafen Zuerich AG(14)	24,365	4,307
Norfolk Southern Corp.	49,081	12,371

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Shares	Value

Industrials—continued
Sydney Airport(14)	1,524,691	$6,875
Transurban Group	1,560,863	15,373
Union Pacific Corp.	75,217	15,492
Vinci SA	86,891	9,037
		99,590

Real Estate—8.0%
American Tower Corp.	89,125	19,262
Crown Castle International Corp.	92,460	14,401
		33,663

Utilities—37.9%
Ameren Corp.	71,855	5,049
American Electric Power Co., Inc.	88,120	6,596
American Water Works Co., Inc.	33,000	4,682
Atmos Energy Corp.	63,490	5,372
CenterPoint Energy, Inc.	230,285	4,477
CMS Energy Corp.	96,925	5,244
Dominion Energy, Inc.	182,885	12,495
DTE Energy Co.	40,860	4,810
Edison International	105,310	5,686
EDP - Energias de Portugal SA	1,199,563	6,875
Emera, Inc.	84,910	3,345
Enel SpA	630,400	5,944
Essential Utilities, Inc.	111,745	4,700
Fortis, Inc.	110,655	4,261
Iberdrola SA	567,273	7,109
National Grid plc	800,020	8,996
NextEra Energy, Inc.	320,904	23,580
NiSource, Inc.	199,100	4,300
Orsted A/S	57,438	9,258
Public Service Enterprise Group, Inc.	155,190	8,354
Sempra Energy	92,825	10,766
Spire, Inc.	53,430	3,549
	Shares	Value

Utilities—continued
Xcel Energy, Inc.	62,374	$3,654
		159,102

Total Common Stocks (Identified Cost $323,190)		339,731

Exchange-Traded Funds—0.3%
iShares iBoxx High Yield Corporate Bond ETF(15)	11,086	959
iShares JP Morgan USD Emerging Markets Bond ETF(15)	2,110	232
Total Exchange-Traded Funds (Identified Cost $1,207)		1,191

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(8)	2,084	2
Total Rights (Identified Cost $2)		2

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.(14)	1,228	16
Total Warrant (Identified Cost $21)		16

Total Long-Term Investments—137.1% (Identified Cost $554,674)		575,870

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Shares	Value

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(15)	3,435,353	$3,435
Total Short-Term Investment (Identified Cost $3,435)		3,435

TOTAL INVESTMENTS—137.9% (Identified Cost $558,109)		$579,305(16)
Other assets and liabilities, net—(37.9)%		(159,349)
NET ASSETS—100.0%		$419,956

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, these securities amounted to a value of $133,111 or 31.7% of net assets.
(4)	Variable rate security. Rate disclosed is as of February 28, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	100% of the income received was in cash.
(6)	No contractual maturity date.
(7)	Amount is less than $500.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Security in default, interest payments are being received during the bankruptcy proceedings.
(10)	This loan will settle after February 28, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(11)	100% of the income received was in PIK.
(12)	Represents unfunded portion of security and commitment fee earned on this portion.
(13)	Value shown as par value.
(14)	Non-income producing.

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
(15)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(16)	All or a portion of securities is segregated as collateral for borrowings.

Foreign Currencies:
MXN	Mexican Peso

Country Weightings†
United States	65%
Canada	8
Spain	6
Australia	4
Italy	2
United Kingdom	2
France	2
Other	11
Total	100%
† % of total investments as of February 28, 2021.
See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of February 28, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$21,318	$—	$21,318	$—
Corporate Bonds and Notes	116,178	—	116,178	—(1)
Foreign Government Securities	21,297	—	21,297	—
Leveraged Loans	34,260	—	34,260	—
Mortgage-Backed Securities	33,887	—	33,887	—
Municipal Bonds	1,548	—	1,548	—
U.S. Government Securities	2,209	—	2,209	—
Equity Securities:
Common Stocks	339,731	256,251	83,480	—
Preferred Stocks	4,233	482	3,751	—
Rights	2	—	—	2
Warrant	16	—	16	—
Exchange-Traded Funds	1,191	1,191	—	—
Money Market Mutual Fund	3,435	3,435	—	—
Total Investments	$579,305	$261,359	$317,944	$2

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $143 were transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended February 28, 2021.
See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021
Note 1. Significant Accounting Policies
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.